Changes in Accumulated Other Comprehensive Income - Income Taxes Allocated to Other Comprehensive Income (Loss) Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prior service costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Tax	$ 4	$ 16	$ 23
Actuarial losses
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Tax	(76)	(66)	(52)
Pension and Non-Pension Postretirement Benefit Plan Items (a)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Tax	$ (153)	$ 122	$ 100